Document And Entity Information	Oct. 06, 2026
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 06, 2026
Entity Registrant Name	VOYA FINANCIAL, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-35897
Entity Tax Identification Number	52-1222820
Entity Address, Address Line One	200 Park Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10166
City Area Code	212
Local Phone Number	309-8200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001535929
Amendment Flag	false
Common Stock, $.01 Par Value
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, $.01 Par Value
Trading Symbol	VOYA
Security Exchange Name	NYSE
Depositary Shares, each representing a 1/40th
Entity Information [Line Items]
Title of 12(b) Security	Depositary Shares, each representing a 1/40th
Trading Symbol	VOYAPrB
Security Exchange Name	NYSE